Long-Term Investments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Long-Term Investments [Abstract]
Schedule of Ownership Percentages of Each Investee	The ownership percentages of each investee are listed as follows:
	Ownership percentage
	September 30,	December 31,	Accounting
Name of related party	2023	2022	treatments
Braingenesis Biotechnology Co., Ltd.	0.22%	0.22%	Cost Method
Genepharm Biotech Corporation	0.92%	0.92%	Cost Method
BioHopeKing Corporation	8.03%	8.03%	Cost Method
BioFirst Corporation	23.53%	21.77%	Equity Method
Rgene Corporation	28.85%	28.85%	Equity Method

The ownership percentages of each investee are listed as follows:
	Ownership percentage
	December 31,	December 31,	Accounting
Name of related party	2022	2021	treatments
Braingenesis Biotechnology Co., Ltd.	0.22%	0.22%	Cost Method
Genepharm Biotech Corporation	0.92%	0.92%	Cost Method
BioHopeKing Corporation	8.03%	8.03%	Cost Method
BioFirst Corporation	21.77%	21.77%	Equity Method
Rgene Corporation	28.85%	28.85%	Equity Method

Schedule of Extent the Investee Relies	The extent the investee relies on the company for its business are summarized as follows:
Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from investee and provides research and development support service
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs
The extent the investee relies on the company for its business are summarized as follows:
Name of related party	The extent the investee relies on the Company for its business
Braingenesis Biotechnology Co., Ltd.	No specific business relationship
Genepharm Biotech Corporation	No specific business relationship
BioHopeKing Corporation	Collaborating with the Company to develop and commercialize drugs
BioFirst Corporation	Loaned from the investee and provides research and development support service
Rgene Corporation	Collaborating with the Company to develop and commercialize drugs

Schedule of Long-Term Investment	Long-term investment mainly consists of the following:
	September 30, 2023	December 31, 2022
	(Unaudited)
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$6,838	$7,169
Genepharm Biotech Corporation	20,876	21,887
BioHopeKing Corporation	775,491	813,014
Sub total	803,205	842,070
Equity Method Investments, net
BioFirst Corporation	1,874,190	-
Rgene Corporation	-	-
Total	$2,677,395	$842,070
Long-term investment mainly consists of the following:
	December 31, 2022	December 31, 2021
Non-marketable Cost Method Investments, net
Braingenesis Biotechnology Co., Ltd.	$7,169	$7,941
Genepharm Biotech Corporation	21,887	24,244
BioHopeKing Corporation	813,014	900,570
Subtotal	842,070	932,755
Equity Method Investments, net
BioFirst Corporation	-	-
Rgene Corporation	-	-
Total	$842,070	$932,755

Schedule of Balance Sheet	Balance Sheet
	September 30, 2023	December 31, 2022
	(Unaudited)
Current Assets	$1,690,060	$1,543,152
Non-current Assets	651,221	739,472
Current Liabilities	2,236,708	2,663,051
Non-current Liabilities	366,634	103,447
Stockholders’ Equity (Deficit)	(262,061)	(483,874)

	September 30, 2023	December 31, 2022
	(Unaudited)
Current Assets	$56,091	$68,302
Non-current Assets	239,594	303,893
Current Liabilities	2,407,204	2,478,868
Non-current Liabilities	1,465	2,441
Shareholders’ Deficit	(2,112,984)	(2,109,114)
Balance Sheet
	December 31, 2022	December 31, 2021
Current Assets	$1,543,151	$2,205,669
Noncurrent Assets	739,472	959,454
Current Liabilities	2,663,051	2,909,703
Noncurrent Liabilities	103,447	32,522
Stockholders’ Equity	483,874	222,898
	December 31, 2022	December 31, 2021
Current Assets	$68,302	$73,452
Noncurrent Assets	303,893	374,423
Current Liabilities	2,478,868	1,934,786
Noncurrent Liabilities	2,441	-
Shareholders’ Deficit	(2,481,309)	(1,486,911)

Schedule of Statement of Operation	Statement of Operations
	Nine months Ended September 30,
	2023	2022
	(Unaudited)
Net sales	$739	$23,079
Gross profit	291	5,747
Net loss	(986,181)	(993,643)
Share of losses from investments accounted for using the equity method	-	-
	Nine months Ended September 30,
	2023	2022
	(Unaudited)
Net sales	$-	$-
Gross Profit	-	-
Net loss	(231,445)	(450,995)
Share of loss from investments accounted for using the equity method	-	-
Statement of operation
	Year Ended December 31,
	2022	2021
Net sales	$30,162	$26,693
Gross profit	8,239	8,348
Net loss	(1,274,539)	(2,276,892)
Share of losses from investments accounted for using the equity method	-	(269,844)

	Year Ended December 31,
	2022	2021
Net sales	$-	$-
Gross Profit	-	-
Net loss	(1,550,123)	(576,514)
Share of loss from investments accounted for using the equity method	-	-

Schedule of Components of Losses on Equity Investments	The components of losses on equity investments for each period were as follows:
	Nine months Ended September 30,
	2023	2022
	(Unaudited)
Share of equity method investee losses	$-	$-
The components of losses on equity investments for each period were as follows:
	Year Ended December 31,
	2022	2021
Share of equity method investee losses	$-	$(269,844)